Financial Assets and Financial Liabilities (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Trade payables	$ 648,851	$ 790,919
Accrued expenses	1,445,451	394,026
Other payables	41,550	7,824
Total	$ 2,135,852	$ 1,192,769